Pay vs Performance Disclosure number in Millions	12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on July 31, 2021, July 31, 2022, July 31, 2023, July 31, 2024 and July 31, 2025.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)(5)	Value of Initial Fixed $100 Investment(7) Based On:		Net Income ($ in millions)	Adjusted Operating Profit ($ in millions)(7)
					Ferguson Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	14,137,493	15,727,274	3,145,875	3,243,190	278	230.01	1,856	2,842
2024	9,052,716	14,568,013	2,862,832	3,256,059	272.31	190.61	1,735	2,824
2023	5,440,771	8,744,806	2,265,568	2,894,814	194.42	161.85	1,889	2,917
2022	4,865,698	5,377,614	2,212,036	2,503,838	146.64	137.61	2,122	2,951
2021	5,048,917	12,573,301	1,171,378	345,655	160.17	146.43	1,472	2,092

Company Selected Measure Name	adjusted operating profit
Named Executive Officers, Footnote	The principal executive officer (“PEO”) is Kevin Murphy, who has remained the Chief Executive Officer for the duration of the disclosure period. The non-PEO NEOs represent the following individuals for each of the years shown.
•2025: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer & Corporate Secretary; Andy Paisley, Chief Digital & Information Officer; Bill Thees, Chief Operating Officer; and Garland Williams, Former Senior Vice President - Blended.
•2024: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, former Chief Human Resources Officer of Ferguson plc; Bill Thees, Chief Operating Officer.
•2023: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, former Chief Human Resources Officer of Ferguson plc; Bill Thees, Chief Operating Officer.
•2022: Bill Brundage, Chief Financial Officer.
•2021: Bill Brundage, Chief Financial Officer; Mike Powell, former Group Chief Financial Officer of Ferguson plc.

Peer Group Issuers, Footnote	The selected peer group is the S&P 500 Industrials Index. The comparison of total shareholder returns assumes that $100 was invested on July 31, 2020 in Company shares and the S&P 500 Index and that dividends were reinvested on the day prior to ex-dividend date.
PEO Total Compensation Amount	$ 14,137,493	$ 9,052,716	$ 5,440,771	$ 4,865,698	$ 5,048,917
PEO Actually Paid Compensation Amount	$ 15,727,274	14,568,013	8,744,806	5,377,614	12,573,301
Adjustment To PEO Compensation, Footnote	To calculate the Compensation Actually Paid (“CAP”) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Fiscal Year	SCT Total for PEO ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus, Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus, Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for PEO ($)
2025	14,137,493	7,808,186	11,296,469	—	(1,224,315)	(674,187)	—	—	15,727,274
2024	9,052,716	5,121,132	7,121,232	—	3,414,384	100,814	—	—	14,568,013
2023	5,440,771	2,520,730	3,947,882	—	2,331,881	(454,998)	—	—	8,744,806
2022	4,865,698	2,047,019	3,494,039	—	(1,138,890)	203,786	—	—	5,377,614
2021	5,048,917	1,986,339	5,307,895	—	3,867,497	335,331	—	—	12,573,301

Non-PEO NEO Average Total Compensation Amount	$ 3,145,875	2,862,832	2,265,568	2,212,036	1,171,378
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,243,190	3,256,059	2,894,814	2,503,838	345,655
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the CAP for the non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Year	SCT Total for Non-PEO NEOs ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus, Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus, Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for Non-PEO NEOs ($)
2025	3,145,875	1,546,033	1,561,211	37,346	292,493	(85,123)	162,579	—	3,243,190
2024	2,862,832	1,346,175	1,261,209	28,444	480,865	32,584	63,700	—	3,256,059
2023	2,265,568	908,195	998,610	—	778,288	(239,457)	—	—	2,894,814
2022	2,212,036	816,013	1,392,846	—	(356,654)	71,623	—	—	2,503,838
2021	1,171,378	363,394	1,003,318	—	574,938	180,745	2,221,330	—	345,655

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Total Shareholder Return

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs	FERG	SP 500 Industrials Index

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Adjusted Operating Profit

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs	Adjusted Operating Profit

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs Total Shareholder Return

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs	FERG	SP 500 Industrials Index

Tabular List, Table

Most Important Performance Measures for PEO and Non-PEO NEOs(1)
Adjusted Operating Profit(2)
Adjusted Earnings per Share ("EPS") - Diluted(3)
Return on Capital Employed (ROCE)(4)

Total Shareholder Return Amount	$ 278	272.31	194.42	146.64	160.17
Peer Group Total Shareholder Return Amount	230.01	190.61	161.85	137.61	146.43
Net Income (Loss)	$ 1,856,000,000	$ 1,735,000,000	$ 1,889,000,000	$ 2,122,000,000	$ 1,472,000,000
Company Selected Measure Amount	2,842	2,824	2,917	2,951	2,092
PEO Name	Kevin Murphy
Additional 402(v) Disclosure	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. This valuation assumption used to calculate such fair values did not materially differ from those disclosed at the time of grant. We do not have pensions in the U.S.; therefore, an adjustment to the 2025 Summary Compensation Table (“SCT”) totals related to pension value for any of the years reflected in this table is not needed. The most important performance measures include our company selected measure and the two financial metrics used for long-term incentive awards with performance-based vesting, as described in the section titled "—Elements of our Compensation Program—Long-Term Equity-Based Incentive Program". Each of these measures is a critical operational metric reported to shareholders. See footnote (7) above for the definition of adjusted operating profit. Adjusted EPS - diluted is defined as adjusted net income divided by the weighted average diluted shares outstanding. Adjusted net income is defined as income from continuing operations before amortization of acquired intangible assets (net of tax), discrete tax items and other items that are non-recurring (net of tax). See the section titled “Non-GAAP Reconciliations and Supplementary Information” for more information. ROCE is defined as adjusted earnings before interest and taxes (“Adjusted EBIT”) divided by average capital employed. Adjusted EBIT is defined as operating profit excluding certain non-recurring items (non-GAAP adjustments), as further described in the section titled “Non-GAAP Reconciliations and Supplementary Information,” and including the impact of acquisition related intangible amortization. Average capital employed is defined as the sum of average net debt and average shareholders’ equity and excludes average assets held for sale. See the section titled “Non-GAAP Reconciliations and Supplementary Information” for more information.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit(2)
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2025 to our Company’s performance, is adjusted operating profit, a non-GAAP measure. Adjusted operating profit is defined as operating profit before acquisition related intangible amortization and certain other non-GAAP adjustments, as further described in the section titled “Non-GAAP Reconciliations and Supplementary Information.”
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share ("EPS") - Diluted(3)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)(4)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,808,186)	$ (5,121,132)	$ (2,520,730)	$ (2,047,019)	$ (1,986,339)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,296,469	7,121,232	3,947,882	3,494,039	5,307,895
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,224,315)	3,414,384	2,331,881	(1,138,890)	3,867,497
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(674,187)	100,814	(454,998)	203,786	335,331
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,546,033)	(1,346,175)	(908,195)	(816,013)	(363,394)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,561,211	1,261,209	998,610	1,392,846	1,003,318
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,493	480,865	778,288	(356,654)	574,938
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,346	28,444	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,123)	32,584	(239,457)	71,623	180,745
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,579)	(63,700)	0	0	(2,221,330)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0